REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 6,204	$ 9,659	$ 8,546	$ 6,222	$ 4,765	$ 5,964	$ 3,963	$ (10,736)	$ 4,333	$ 12,550	$ 19,533	$ 29,192	$ 3,524
Commercial insurance
Disaggregation of Revenue [Line Items]
Revenue	4,283		6,164							6,801	12,507	20,792	(3,830)
Facility billing
Disaggregation of Revenue [Line Items]
Revenue	1,185		995							3,457	2,846	3,879	1,942
Managed service agreements
Disaggregation of Revenue [Line Items]
Revenue	400		965							1,247	3,024	3,044	4,209
Other revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 336		$ 422							$ 1,045	$ 1,156	$ 1,477	$ 1,203